UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Extended Equity Market Index Fund	June 30, 2021
PEXMX	Investor Class

T. ROWE PRICE EQUITY MARKET INDEX FUNDS

HIGHLIGHTS

■	Each of the three Equity Market Index Funds returned about 15% in the first half of 2021 and closely tracked its benchmark.

■

The information technology and financials sectors were two of the best-performing U.S. stock market segments. Consumer staples and utilities stocks made the least significant contributions to the funds’ performance.

■	Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.

■

The U.S. economy has recovered rapidly, and corporate earnings have rebounded significantly, but the economic recovery is far from complete, and the outlook is not especially clear. Our focus remains on using full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global stock markets produced strong returns during the first half of 2021, while rising yields weighed on returns in some bond sectors. Investor sentiment was buoyed by the reopening of developed market economies, unprecedented fiscal and monetary stimulus, and expectations that the economy would benefit from a release of pent-up demand.

All major global and regional equity benchmarks recorded positive results during the period. Developed market stocks generally outperformed emerging markets, while in the U.S., small-cap equities outpaced large-caps and value performed better than growth. The large-cap S&P 500 Index returned 15% and finished the period at a record high. The energy sector, which was the worst performer in 2020, was the leader for the six-month period amid a sharp increase in oil prices. Financial stocks also produced strong results as banks benefited from an increase in long-term interest rates, while the real estate sector was helped by a rollback in many pandemic-related restrictions. Utilities underperformed with slight gains.

Fiscal and monetary support remained a key factor in providing a positive backdrop for markets. President Joe Biden signed the $1.9 trillion American Rescue Plan Act into law in March, and the Federal Reserve kept its short-term lending rates near zero. However, as a result of strong economic growth, central bank policymakers revised their outlook in a somewhat less dovish direction near the end of the period and indicated that rate hikes could commence in 2023, which was earlier than previously expected.

The economic recovery was evident in a variety of indicators. According to the latest estimate, U.S. gross domestic product grew at an annualized rate of 6.4% in the first quarter of 2021 following 4.3% growth in the fourth quarter of 2020. Weekly jobless claims declined throughout the period to new pandemic-era lows, although the monthly nonfarm payroll report disappointed at times as employers struggled to fill positions. Meanwhile, overall profits for companies in the S&P 500 rose by nearly 53% year over year in the first quarter, according to FactSet—the best showing since late 2009.

However, less favorably, inflation concerns led to some volatility in the equity market and caused a sharp rise in longer-term Treasury yields in the first quarter. (Bond prices and yields move in opposite directions.) While inflation measures were above the Fed’s 2% long-term inflation target toward the end of our reporting period—core consumer prices, for example, recorded their largest annual increase (3.8%) since 1992 in May—investors seemed to accept the Fed’s determination that rising price pressures were due to transitory factors arising from the reopening of the global economy.

Longer-term Treasury yields trended lower as inflation expectations began to wane later in the period, but they still finished significantly higher than they were at the end of 2020. Rising yields were a headwind for many fixed income investors; however, high yield bonds, which are less sensitive to interest rate changes, produced solid results, and investment-grade corporate bonds also performed well amid solid corporate fundamentals.

As we look ahead, the central question for investors—assuming the economy’s recovery from the pandemic continues apace—is whether the returns on financial assets will be as robust. Valuations are elevated in nearly all asset classes, and, in some areas, there are clear signs of speculation. That said, a transformed global economic landscape is generating potential opportunities as well as risks. Post-pandemic trends have the potential to create both winners and losers, giving active portfolio managers greater scope to seek excess returns. It is not an easy environment to invest in, but our investment teams remain rooted in company fundamentals and focused on the long term, and they will continue to apply strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

EQUITY INDEX 500 FUND

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

FUND COMMENTARY

How did the fund perform in the past six months?

Large-cap U.S. stocks rose as the economy strengthened in the first half of 2021, extending last year’s gains and lifting the S&P 500 Index to new all-time highs by the end of the period. The Equity Index 500 Fund returned 15.15% versus 15.25% for its benchmark, the S&P 500 Index. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the I and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

All sectors within the S&P 500 produced positive returns in the first half of 2021. Within our portfolio, information technology contributed the most in absolute terms. Microsoft was not only the top-performing software company, but it was also the top contributor in the entire portfolio. Despite ongoing supply constraints amid a global semiconductor chip shortage, semiconductor and semiconductor equipment companies performed very well, and NVIDIA and Applied Materials were leading contributors in the segment. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The financials sector offered positive returns for the period, especially banks, which benefited from the economic recovery, consumer credit resilience on the back of fiscal stimulus measures, and expectations for rising interest rates. Money center banks JPMorgan Chase, Bank of America, and Wells Fargo were some of the largest performance contributors in the portfolio. Capital markets companies also helped portfolio results, led by Goldman Sachs and Morgan Stanley. Insurance and consumer finance companies trailed somewhat, but holding company Berkshire Hathaway, which owns stakes in a number of companies, including several financial entities, also strongly contributed to absolute returns.

Communication services stocks in aggregate lifted our results, though the bulk of the contribution was derived from interactive media companies Facebook and Google’s parent company Alphabet. Both companies boasted first-quarter earnings that far exceeded analyst expectations. Traditional media companies trailed with milder gains. Entertainment companies underperformed, including Walt Disney and Netflix, amid expectations that increased social activity would result in slower growth in content streaming subscriptions.

Health care stocks rose broadly. The providers and services industry was led by managed care giants UnitedHealth Group; CVS Health, which owns Aetna; and Anthem. In the equipment and supplies space, Danaher and Intuitive Surgical were significant contributors. Danaher reported first-quarter earnings that were much stronger than anticipated, while Intuitive Surgical—which makes robotic surgical systems—benefited from increased use of such systems as medical procedure activity picked up. The pharmaceuticals, life sciences, and biotechnology segments lagged with relatively mild contributions.

Stocks in the industrials and business services sector were broadly positive. Machinery stocks contributed the most in the sector, especially Deere and Caterpillar, amid expectations for a strengthening economic recovery. Aerospace and defense stocks performed well, particularly Raytheon Technologies. Airline stocks rose but trailed most other industries, as air travel is increasing, but higher jet fuel costs and wage pressures could hurt profits.

In the consumer discretionary sector, big box retailers Home Depot and Lowe’s advanced with a strong housing market and home improvement trends. Internet retailing giant Amazon.com was also a major contributor to performance. Hotel, restaurant, and leisure-oriented stocks lagged with less significant gains. Makers of textiles, apparel, and luxury goods generally underperformed.

The utilities sector, one of the smallest in the index and the portfolio, produced mild gains in percentage terms and contributed the least to performance in absolute terms. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds, and their performance was hindered by rising longer-term Treasury yields in the first quarter and expectations for the Federal Reserve to raise short-term rates sooner than previously anticipated. Consumer staples, another small sector in the S&P 500, also made a modest contribution in aggregate, as noncyclical companies, such as food and beverage makers, generally trailed other market segments.

TOTAL EQUITY MARKET INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks to match the performance of the entire U.S. stock market.

FUND COMMENTARY

How did the fund perform in the past six months?

U.S. stocks rose as the economy strengthened in the first half of 2021, extending last year’s gains and lifting major equity indexes to new all-time highs by the end of the period. The Total Equity Market Index Fund returned 14.95% versus 15.27% for its benchmark, the S&P Total Market Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

All sectors of the U.S. stock market contributed to performance. Within our portfolio, information technology (IT) contributed the most in absolute terms. Microsoft contributed the most not only in the software industry, but also the entire portfolio. Despite ongoing supply constraints amid a global semiconductor chip shortage, semiconductor and semiconductor equipment companies performed very well, with NVIDIA, Applied Materials, and chip giant Intel as our leading contributors in the industry. IT services companies PayPal Holdings and Visa, iPhone maker Apple, and communications equipment company Cisco Systems were other major contributors in the tech sector. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Stocks in the financials sector also performed well in our reporting period, especially banks, which benefited from the economic recovery, consumer credit resilience on the back of fiscal stimulus measures, and expectations for rising interest rates. Money center banks JPMorgan Chase and Bank of America were two of the largest performance contributors in the fund. Capital markets giants Goldman Sachs, Morgan Stanley, and Charles Schwab also did well. Consumer finance companies generally lagged, though credit card companies Capital One Financial and American Express were important contributors to performance. Thrifts and mortgage finance companies in aggregate added a small amount of value.

Communication services stocks in aggregate lifted our results, though the bulk of the contribution was derived from interactive media companies Facebook and Google’s parent company Alphabet. Both companies boasted first-quarter earnings that far exceeded analyst expectations. Snap, which operates the video messaging and social media platform Snapchat that is popular among young adults, was a smaller contributor. Traditional media companies trailed amid poor performance from ViacomCBS, though cable provider Comcast did well. Entertainment companies underperformed, but shares of Roku, which is the leading streaming TV platform in the U.S., advanced as strong growth in active accounts has boosted revenues.

In the consumer discretionary sector, big box retailers Home Depot and Lowe’s advanced with a strong housing market and home improvement trends. Internet retailing giant Amazon.com was also a major contributor to performance. Hotel, restaurant, and leisure-oriented stocks lagged but were mostly positive. Automobile makers General Motors and Ford Motor performed very well amid significant demand and strong pricing for vehicles amid a new car shortage stemming from a global shortage of semiconductor chips. Tesla, however, surrendered some of its strong gains from last year.

Stocks in the industrials and business services sector were broadly positive. Machinery stocks contributed the most in the sector, especially Deere and Caterpillar, amid expectations for a strengthening economic recovery. Aerospace and defense stocks performed well, particularly Boeing and Raytheon Technologies. Road and rail stocks were good contributors, especially Kansas City Southern, which agreed to be acquired by a Canadian railroad operator. Airline stocks trailed, as air travel is increasing, but higher jet fuel costs and wage pressures could hurt profits.

In the health care sector, providers and services companies contributed the most, especially managed care giants UnitedHealth Group and CVS Health, which owns Aetna. In the equipment and supplies space, Danaher was a significant contributor. Pharmaceuticals stocks trailed somewhat, though Eli Lilly and Johnson & Johnson did well. Biotechnology stocks were mixed, but two companies—coronavirus vaccine maker Moderna and Biogen—were responsible for the industry’s entire contribution to fund performance.

Energy and materials stocks produced decent gains as prices of oil and various commodities climbed in the last six months, but because these sectors represent a small percentage of the U.S. equity market, their contributions to fund performance were fairly small. Consumer staples and utilities stocks also made modest contributions to performance, as investors preferred other market segments over noncyclical companies in these small sectors.

EXTENDED EQUITY MARKET INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.

FUND COMMENTARY

How did the fund perform in the past six months?

Small- and mid-cap U.S. stocks rose as the economy strengthened in the first half of 2021, extending last year’s gains and lifting major equity indexes to new all-time highs by the end of the period. The Extended Equity Market Index Fund returned 15.14% versus 15.42% for its benchmark, the S&P Completion Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

In the small- and mid-cap universe, financial stocks contributed the most to the portfolio’s absolute results, led by regional banks such as Signature Bank and Western Alliance Bancorporation. Among capital markets companies, private equity managers Blackstone and KKR were significant contributors. Consumer finance companies were mostly higher, led by Ally Financial, but shares of Green Dot, a leading provider of general-purpose reloadable cards, declined. Thrifts and mortgage finance companies lagged but generally increased in value.

Consumer discretionary stocks contributed significantly to fund performance. Specialty retailers rose broadly, especially RH, a luxury home furnishings retailer that curates and scales assorted products from artisans worldwide. Stocks of hotel, restaurant, and leisure companies were mostly higher. Multiline retailers added value, especially Macy’s and Kohl’s. Internet and direct marketing retailers were fairly lackluster, expect for home goods retailer Wayfair, which added to last year’s substantial gains—and was responsible for most of the industry’s contribution to fund performance—amid continuing interest in home improvement. One of the portfolio’s largest detractors was exercise equipment maker Peloton Interactive, which surrendered some of last year’s strong gains.

In the IT sector, makers of semiconductors and semiconductor equipment contributed the most to performance, benefiting from significant chip demand amid a global shortage. However, shares of electronic materials supplier CMC Materials were hurt by weaker-than-expected earnings and revenues, while FormFactor, a provider of probe cards used in wafer testing by the semiconductor industry, slumped following disappointing earnings and financial projections. Among software companies, DocuSign and Zoom Video Communications were significant contributors to our results. IT services companies were mixed, but EPAM Systems, Square, and Twilio were responsible for almost all of the industry’s contribution to fund performance.

Among industrials and business services companies, machinery stocks, such as Terex, a global maker and seller of aerial work platforms, cranes, and materials processing machinery, were solid contributors to performance. Makers of building products also did well, especially Lennox International and Owens Corning. Professional services companies were mixed, with CoStar Group, a technology company focused on the real estate market through its research-driven database and internet listings of properties, underperforming.

In the communication services segment, performance was driven by a relatively small number of holdings. In the entertainment industry, for example, most of the gains were derived from movie theater chain AMC Entertainment Holdings and Roku. The former surged in value as a “meme-based” stock investing trend prompted some retail investors to invest in certain names based on social media mentions rather than on company fundamentals. The latter, which is the leading streaming TV platform in the U.S., advanced as strong growth in active accounts has boosted revenues. In the interactive media space, gains were driven by social media company Snap, which operates the video messaging and social media platform Snapchat that is popular among young adults, and by Pinterest. Traditional media companies underperformed, especially Cable One, which completed the largest acquisition in the company’s history in May and was hurt by concerns that the federal government will tighten regulation of the broadband market through possible infrastructure legislation.

Health care stocks made a relatively mild contribution to fund performance. Life sciences tools and services companies contributed the most in the sector. Health care equipment and supplies companies also added value, though iRhythm Technologies, which develops monitoring and diagnostic solutions, fared poorly. The company was hurt by the inability to provide its Zio Service to Medicare patients following a lower-than-expected reimbursement rate, which significantly reduced its addressable market. A number of our biotechnology holdings declined in value, but coronavirus vaccine maker Moderna produced significant gains and was the top individual contributor in the entire portfolio.

Energy and materials stocks generally increased in value, as prices of oil and various commodities climbed in the last six months, but because these sectors represent a small percentage of the small- and mid-cap market, their contributions to fund performance were fairly small. Consumer staples and utilities stocks made the least significant contributions to performance, as investors preferred other market segments over noncyclical companies in these small sectors.

How are the Equity Market Index Funds positioned?

The Equity Market Index Funds, which tend to closely track their benchmarks, offer broad exposure to different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund. Since the portfolios are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.

As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them. All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.

What is portfolio management’s outlook?

The U.S. economy has recovered rapidly from last year’s deep, pandemic-driven downturn, thanks in great part to massive federal government and Federal Reserve stimulus efforts and, more recently, a successful rollout of coronavirus vaccines. Corporate earnings have rebounded significantly as consumer spending, social activities, and business operations have been returning to more normal levels. These factors, among others, have lifted equities from their March 2020 nadir and propelled the major indexes to new highs.

While the economic recovery is far from complete, it is expected to continue, but the outlook is not especially clear. The pandemic has not yet ended, and parts of the world continue to contend with significant coronavirus outbreaks amid a slower pace of vaccine distribution. U.S. inflation has increased materially, as commodity prices have rebounded sharply, and as pent-up consumer demand and some supply chain disruptions are leading to shortages of certain goods and materials. Treasury yields have risen from their pandemic lows amid concerns that the Fed may need to curtail its stimulus efforts—by reducing monthly asset purchases and raising short-term interest rates—sooner rather than later. Also, while infrastructure spending plans supported by President Biden could contribute to economic growth, and while possible tax increases could act as a brake on growth it is uncertain what the legislation for these proposals will look like or if the bills will be passed into law.

While economic and market developments and changes in investor sentiment remain unpredictable, it is not our focus to invest based on which stocks or sectors we think will perform best in the period ahead. Our main task, as always, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS

Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.

Funds that invest in small- and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and, thus, do not attempt to fully replicate their benchmark indexes) have a greater potential for their performance to deviate from that of their benchmarks.

BENCHMARK INFORMATION

Note: ©2021, S&P Global Market Intelligence. Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 6/30/21
Apple	5.9%
Microsoft	5.6
Amazon.com	4.0
Alphabet	4.0
Facebook	2.3
Berkshire Hathaway	1.5
Tesla	1.4
NVIDIA	1.4
JPMorgan Chase	1.3
Johnson & Johnson	1.2
Visa	1.1
UnitedHealth Group	1.0
PayPal Holdings	0.9
Home Depot	0.9
Procter & Gamble	0.9
Walt Disney	0.9
MasterCard	0.9
Bank of America	0.9
Adobe	0.8
ExxonMobil	0.7
Comcast	0.7
Netflix	0.6
Verizon Communications	0.6
Intel	0.6
Salesforce.com	0.6
Total	**40.7%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 6/30/21
Apple	4.8%
Microsoft	4.6
Amazon.com	3.3
Alphabet	3.3
Facebook	1.9
Tesla	1.2
Berkshire Hathaway	1.2
NVIDIA	1.1
JPMorgan Chase	1.0
Johnson & Johnson	1.0
Visa	0.9
UnitedHealth Group	0.9
PayPal Holdings	0.8
Home Depot	0.8
Procter & Gamble	0.7
Walt Disney	0.7
MasterCard	0.7
Bank of America	0.7
Adobe	0.6
ExxonMobil	0.6
Comcast	0.6
Salesforce.com	0.5
Netflix	0.5
Verizon Communications	0.5
Intel	0.5
Total	**33.4%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 6/30/21
Square	1.2%
Zoom Video Communications	1.0
Uber Technologies	0.9
Moderna	0.9
Snap	0.8
Blackstone	0.8
Twilio	0.8
Roku	0.7
DocuSign	0.7
Crowdstrike Holdings	0.6
Marvell Technology	0.6
Workday	0.6
Veeva Systems	0.6
Match	0.6
lululemon athletica	0.6
Pinterest	0.5
Palo Alto Networks	0.4
KKR	0.4
CoStar Group	0.4
Peloton Interactive	0.4
The Trade Desk	0.4
Liberty Broadband	0.4
Okta	0.4
EPAM Systems	0.4
AMC Entertainment Holdings	0.3
Total	**15.4%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Equity Index 500 Fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

June 30, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.5%		
COMMUNICATION SERVICES 6.3%		
Diversified Telecommunication Services 0.4%		
Alaska Communications Systems Group (1)	50,700	169
Bandwidth, Class A (1)	4,800	662
Cincinnati Bell (1)	19,700	304
Cogent Communications Holdings	7,300	561
IDT, Class B (1)	5,342	197
Iridium Communications (1)	22,118	885
Liberty Global, Class A (1)	25,434	691
Liberty Global, Series C (1)	64,328	1,739
Liberty Latin America, Class A (1)	14,129	196
Liberty Latin America, Class C (1)	30,238	426
ORBCOMM (1)	26,700	300
		6,130
Entertainment 1.6%		
AMC Entertainment Holdings, Class A (1)	79,800	4,523
Chicken Soup For The Soul Entertainment (1)(2)	4,600	190
Cinemark Holdings (1)	25,713	564
Liberty Media-Liberty Formula One, Class A (1)	2,900	124
Liberty Media-Liberty Formula One, Class C (1)	37,800	1,822
Lions Gate Entertainment, Class B (1)	24,300	445
Madison Square Garden Entertainment (1)	3,721	312
Madison Square Garden Sports (1)	3,621	625
Playtika Holding (1)	14,500	346
Roku (1)	20,354	9,348
Skillz (1)(2)	43,000	934
Warner Music Group, Class A	19,000	685
World Wrestling Entertainment, Class A (2)	9,400	544
Zynga, Class A (1)	187,837	1,997
		22,459
Interactive Media & Services 2.8%		
Bumble, Class A (1)	10,100	582
Cargurus (1)	16,300	428
Cars.com (1)	17,600	252
Eventbrite, Class A (1)	13,600	258
fuboTV (1)(2)	11,800	379
IAC/InterActiveCorp (1)	14,730	2,271
IZEA Worldwide (1)(2)	33,800	86
Match Group (1)	47,628	7,680
Pinterest, Class A (1)	97,000	7,658
Snap, Class A (1)	168,642	11,491
TripAdvisor (1)	18,400	742

TrueCar (1)	46,900	265
Vimeo (1)	23,914	1,172
Yelp (1)	13,200	528
Zillow Group, Class A (1)	6,441	789
Zillow Group, Class C (1)	27,182	3,322
ZoomInfo Technologies, Class A (1)	16,100	840
		38,743
Media 1.4%		
Altice USA, Class A (1)	42,100	1,437
AMC Networks, Class A (1)	5,000	334
Cable One	960	1,836
Cardlytics (1)	6,034	766
Clear Channel Outdoor Holdings (1)	129,000	341
EW Scripps, Class A	18,145	370
Gray Television	13,600	318
iHeartMedia, Class A (1)	2,100	57
John Wiley & Sons, Class A	8,170	492
Liberty Broadband, Class A (1)	3,775	635
Liberty Broadband, Class C (1)	29,839	5,182
Liberty Media Corp-Liberty SiriusXM, Class A (1)	13,300	619
Liberty Media Corp-Liberty SiriusXM, Class C (1)	30,017	1,392
Loral Space & Communications	3,800	148
Magnite (1)	21,800	738
Media General, CVR (1)(3)	21,600	2
MSG Networks, Class A (1)	9,664	141
New York Times, Class A	27,800	1,211
Nexstar Media Group, Class A	8,197	1,212
Scholastic	11,320	429
Sinclair Broadcast Group, Class A	10,010	332
Sirius XM Holdings (2)	134,087	877
TechTarget (1)	4,700	364
TEGNA	41,310	775
		20,008
Wireless Telecommunication Services 0.1%		
Shenandoah Telecommunications	10,800	524
Telephone & Data Systems	19,600	444
United States Cellular (1)	1,893	69
		1,037
Total Communication Services		88,377
CONSUMER DISCRETIONARY 11.5%		
Auto Components 1.0%		
Adient (1)	18,000	814
Autoliv	13,000	1,271

Dana	26,600	632
Dorman Products (1)	4,800	498
Fox Factory Holding (1)	7,500	1,167
Gentex	37,520	1,241
Gentherm (1)	7,700	547
Goodyear Tire & Rubber (1)	48,035	824
Horizon Global (1)	23,000	195
LCI Industries	4,200	552
Lear	9,000	1,577
Luminar Technologies (1)	33,600	737
Motorcar Parts of America (1)	9,700	218
Patrick Industries	4,000	292
QuantumScape (1)	25,400	743
Standard Motor Products	6,850	297
Stoneridge (1)	12,600	372
Superior Industries International (1)	20,600	178
Tenneco, Class A (1)	17,150	331
Veoneer (1)(2)	17,800	410
Visteon (1)	5,900	714
		13,610
Automobiles 0.3%		
Fisker (1)	27,300	526
Harley-Davidson	27,100	1,242
Lordstown Motors, Class A (1)(2)	23,600	261
Thor Industries	9,600	1,085
Winnebago Industries	7,020	477
Workhorse Group (1)(2)	22,800	378
		3,969
Distributors 0.0%		
Core-Mark Holding	9,590	431
Funko, Class A (1)	6,800	145
		576
Diversified Consumer Services 0.9%		
2U (1)(2)	13,500	562
Adtalem Global Education (1)	12,200	435
Bright Horizons Family Solutions (1)	11,589	1,705
Carriage Services	7,200	266
Chegg (1)	25,100	2,086
frontdoor (1)	15,550	775
Graham Holdings, Class B	800	507
Grand Canyon Education (1)	8,900	801
H&R Block	30,800	723
Laureate Education, Class A (1)	23,200	337
Service Corp International	30,731	1,647

Strategic Education	6,125	466
Stride (1)	9,700	312
Terminix Global Holdings (1)	23,000	1,097
Vivint Smart Home (1)	11,100	146
WW International (1)	10,500	379
XpresSPA Group (1)	60,100	93
		12,337
Hotels, Restaurants & Leisure 2.2%		
Airbnb, Class A (1)	24,400	3,737
Aramark	43,500	1,620
BJ's Restaurants (1)	6,133	301
Bloomin' Brands (1)	11,900	323
Boyd Gaming (1)	11,800	726
Brinker International (1)	9,979	617
Canterbury Park Holding (1)	24,581	368
Cheesecake Factory (1)	5,840	316
Choice Hotels International	5,900	701
Churchill Downs	6,400	1,269
Chuy's Holdings (1)	5,000	186
Cracker Barrel Old Country Store	3,900	579
Dave & Buster's Entertainment (1)	9,800	398
Denny's (1)	23,700	391
Diamond Resorts International, EC (1)(3)	10,916	–
Dine Brands Global (1)	4,600	411
DraftKings, Class A (1)	57,900	3,021
Everi Holdings (1)	22,300	556
Hilton Grand Vacations (1)	14,910	617
Hyatt Hotels, Class A (1)	5,600	435
Jack in the Box	4,600	513
Marriott Vacations Worldwide (1)	7,779	1,239
Papa John's International	6,340	662
Planet Fitness, Class A (1)	16,426	1,236
Red Robin Gourmet Burgers (1)	8,300	275
Red Rock Resorts, Class A (1)	9,700	412
Scientific Games (1)	11,130	862
SeaWorld Entertainment (1)	10,500	524
Shake Shack, Class A (1)	7,400	792
Six Flags Entertainment (1)	17,400	753
Texas Roadhouse	11,600	1,116
Travel + Leisure	16,600	987
Vail Resorts (1)	7,500	2,374
Wendy's	33,140	776
Wingstop	5,400	851
Wyndham Hotels & Resorts	16,500	1,193
		31,137

Household Durables 1.0%		
Cavco Industries (1)	900	200
Flexsteel Industries	2,900	117
GoPro, Class A (1)	29,400	342
Helen of Troy (1)	4,100	935
Hovnanian Enterprises, Class A (1)	4,484	477
Installed Building Products	4,700	575
iRobot (1)	5,500	514
KB Home	15,000	611
La-Z-Boy	9,950	369
LGI Homes (1)	3,637	589
M/I Homes (1)	9,270	544
MDC Holdings	5,662	286
Meritage Homes (1)	7,300	687
Purple Innovation (1)	9,300	246
Skyline Champion (1)	8,300	442
Sonos (1)	15,700	553
Taylor Morrison Home (1)	26,700	705
Tempur Sealy International	34,100	1,336
Toll Brothers	21,920	1,267
TopBuild (1)	6,400	1,266
Tri Pointe Homes (1)	27,300	585
Tupperware Brands (1)	11,520	274
Universal Electronics (1)	6,200	301
VOXX International (1)	4,300	60
		13,281
Internet & Direct Marketing Retail 0.8%		
1-800-Flowers.com, Class A (1)	7,768	248
Chewy, Class A (1)(2)	13,480	1,074
DoorDash, Class A (1)	6,500	1,159
Groupon (1)	5,500	237
Overstock.com (1)	8,600	793
Poshmark, Class A (1)	3,600	172
Quotient Technology (1)	26,190	283
Qurate Retail, Series A	73,600	963
RealReal (1)(2)	16,400	324
Shutterstock	4,600	452
Stamps.com (1)	3,500	701
Stitch Fix, Class A (1)(2)	12,000	724
Wayfair, Class A (1)(2)	13,600	4,294
		11,424
Leisure Products 0.9%		
Acushnet Holdings	7,475	369
Brunswick	13,700	1,365

Callaway Golf (1)	17,500	590
Malibu Boats, Class A (1)	4,300	315
Marine Products	8,600	133
Mattel (1)	65,739	1,321
Peloton Interactive, Class A (1)	47,550	5,897
Polaris	10,240	1,403
YETI Holdings (1)	14,200	1,304
		12,697
Multiline Retail 0.4%		
Big Lots	7,600	502
Dillard's, Class A	1,500	271
Franchise Group (2)	6,400	226
Kohl's	28,700	1,582
Macy's (1)	61,000	1,157
Nordstrom (1)	23,500	859
Ollie's Bargain Outlet Holdings (1)(2)	10,300	866
		5,463
Specialty Retail 2.7%		
Aaron's	7,567	242
Abercrombie & Fitch, Class A (1)	14,500	673
American Eagle Outfitters (2)	30,180	1,133
Asbury Automotive Group (1)	3,440	590
At Home Group (1)	10,700	394
AutoNation (1)	10,200	967
Bed Bath & Beyond (1)	25,900	862
Blink Charging (1)(2)	6,300	259
Boot Barn Holdings (1)	5,300	445
Burlington Stores (1)	12,800	4,121
Caleres	13,530	369
CarLotz (1)(2)	38,600	211
Carvana (1)	11,434	3,451
Conn's (1)	15,200	388
Dick's Sporting Goods (2)	11,900	1,192
Five Below (1)	10,900	2,107
Floor & Decor Holdings, Class A (1)	19,200	2,029
Foot Locker	18,303	1,128
GameStop, Class A (1)(2)	8,801	1,885
Genesco (1)	7,300	465
Group 1 Automotive	3,300	510
GrowGeneration (1)	9,600	462
Guess?	10,620	280
Hibbett Sports (1)	3,300	296
Lithia Motors	4,800	1,650
Lumber Liquidators Holdings (1)	12,000	253
Monro	7,100	451

Murphy USA	4,600	614
National Vision Holdings (1)	15,622	799
ODP (1)	11,057	531
Party City Holdco (1)	31,300	292
Penske Automotive Group	5,408	408
Rent-A-Center	9,350	496
RH (1)	3,000	2,037
Sally Beauty Holdings (1)	24,800	547
Signet Jewelers (1)	11,500	929
Sleep Number (1)	5,300	583
Sonic Automotive, Class A	6,120	274
Sportsman's Warehouse Holdings (1)	14,300	254
Urban Outfitters (1)	14,100	581
Williams-Sonoma	13,600	2,171
		37,329
Textiles, Apparel & Luxury Goods 1.3%		
Capri Holdings (1)	29,098	1,664
Carter's	7,900	815
Columbia Sportswear	6,162	606
Crocs (1)	12,000	1,398
Deckers Outdoor (1)	5,000	1,920
Fossil Group (1)	17,300	247
G-III Apparel Group (1)	10,500	345
Kontoor Brands	8,300	468
Lululemon Athletica (1)	21,000	7,665
Movado Group	10,700	337
Oxford Industries	4,800	475
Skechers USA, Class A (1)	22,600	1,126
Steven Madden	15,650	685
Superior Group	2,800	67
Vera Bradley (1)	13,100	162
Wolverine World Wide	15,400	518
		18,498
Total Consumer Discretionary		160,321
CONSUMER STAPLES 2.7%		
Beverages 0.5%		
Boston Beer, Class A (1)	1,700	1,735
Celsius Holdings (1)	5,400	411
Coca-Cola Consolidated	1,100	442
Keurig Dr Pepper	96,000	3,383
National Beverage	4,896	231
NewAge (1)	60,800	136
Willamette Valley Vineyards (1)	10,850	149
		6,487

Food & Staples Retailing 0.6%		
Andersons	5,200	159
BJ's Wholesale Club Holdings (1)	25,400	1,208
Casey's General Stores	6,200	1,207
Chefs' Warehouse (1)	8,400	267
Grocery Outlet Holding (1)	16,832	583
Ingles Markets, Class A	4,100	239
Performance Food Group (1)	23,820	1,155
PriceSmart	4,050	369
Rite Aid (1)(2)	11,300	184
SpartanNash	14,100	272
Sprouts Farmers Market (1)	22,500	559
U.S. Foods Holding (1)	36,800	1,412
United Natural Foods (1)	9,700	359
		7,973
Food Products 1.1%		
B&G Foods (2)	10,700	351
Beyond Meat (1)(2)	8,900	1,402
Bunge	24,002	1,876
Cal-Maine Foods	9,100	329
Darling Ingredients (1)	28,100	1,897
Farmer Bros. (1)	17,000	216
Flowers Foods	36,983	895
Fresh Del Monte Produce	5,900	194
Freshpet (1)	8,138	1,326
Hain Celestial Group (1)	11,000	441
Hostess Brands (1)	30,100	487
Ingredion	8,500	769
J & J Snack Foods	2,640	460
John B. Sanfilippo & Son	5,300	469
Lancaster Colony	3,465	671
Post Holdings (1)	10,585	1,148
Sanderson Farms	3,940	741
Seaboard	60	232
Simply Good Foods (1)	17,627	644
TreeHouse Foods (1)	11,343	505
Utz Brands	17,900	390
		15,443
Household Products 0.1%		
Central Garden & Pet, Class A (1)	7,900	381
Energizer Holdings	10,350	445
Spectrum Brands Holdings	6,911	588
WD-40	2,500	641
		2,055

Personal Products 0.3%		
Coty, Class A (1)	56,200	525
Edgewell Personal Care	8,050	353
Herbalife Nutrition (1)	15,900	838
Inter Parfums	5,800	418
LifeMD (1)	25,000	295
Lifevantage (1)	25,900	190
Medifast	2,200	623
Nu Skin Enterprises, Class A	8,600	487
USANA Health Sciences (1)	2,100	215
		3,944
Tobacco 0.1%		
22nd Century Group (1)	46,800	217
Universal	7,740	441
Vector Group	22,482	318
		976
Total Consumer Staples		36,878
ENERGY 2.4%		
Energy Equipment & Services 0.5%		
Archrock	38,867	346
Cactus, Class A	11,000	404
ChampionX (1)	38,300	982
DMC Global (1)	6,300	354
Dril-Quip (1)	10,200	345
Exterran (1)	17,000	81
Helmerich & Payne	19,400	633
KLX Energy Services Holdings (1)(2)	10,900	104
Mammoth Energy Services (1)	28,900	133
Newpark Resources (1)	52,700	182
Oceaneering International (1)	28,300	441
Patterson-UTI Energy	57,400	571
Solaris Oilfield Infrastructure, Class A	34,200	333
TechnipFMC (1)	85,456	773
TETRA Technologies (1)	80,100	348
Transocean (1)	146,400	662
		6,692
Oil, Gas & Consumable Fuels 1.9%		
Abraxas Petroleum (1)	15,382	50
Adams Resources & Energy	3,341	92
Antero Midstream	59,600	619
Antero Resources (1)	19,400	292
Bonanza Creek Energy	9,700	457
Callon Petroleum (1)	2,300	133

Centennial Resource Development, Class A (1)	11,200	76
Centrus Energy, Class A (1)	5,000	127
Cheniere Energy (1)	42,300	3,669
Cimarex Energy	20,272	1,469
Clean Energy Fuels (1)	21,800	221
CNX Resources (1)	41,400	566
Contango Oil & Gas (1)(2)	44,100	190
Continental Resources	11,900	453
CVR Energy	18,100	325
Denbury (1)	10,900	837
Dorian LPG (1)	16,200	229
EQT (1)	56,700	1,262
Equitrans Midstream	74,700	636
Gevo (1)	55,200	401
HollyFrontier	17,177	565
International Seaways	12,000	230
Magnolia Oil & Gas, Class A (1)	38,600	603
Matador Resources	22,900	825
Murphy Oil	38,500	896
Ovintiv	52,400	1,649
PDC Energy	23,500	1,076
Range Resources (1)	51,000	855
Renewable Energy Group (1)	8,200	511
REX American Resources (1)	2,350	212
Ring Energy (1)(2)	75,000	223
SandRidge Energy (1)	42,100	264
SM Energy	3,500	86
Southwestern Energy (1)	136,300	773
Talos Energy (1)	30,700	480
Targa Resources	43,900	1,951
Texas Pacific Land	1,440	2,304
Uranium Energy (1)(2)	160,400	427
World Fuel Services	15,300	485
		26,519
Total Energy		33,211
FINANCIALS 13.5%		
Banks 4.8%		
1st Source	8,652	402
Ameris Bancorp	9,100	461
Arrow Financial	6,955	250
Associated Banc-Corp	28,827	590
Atlantic Capital Bancshares (1)	2,379	61
Atlantic Union Bankshares	19,229	697
Banc of California	13,700	240

BancFirst	6,900	431
Bancorp (1)	13,500	311
BancorpSouth Bank	17,675	501
Bank of Hawaii	8,166	688
Bank OZK	19,400	818
BankUnited	19,718	842
Banner	8,971	486
Berkshire Hills Bancorp	16,400	450
BOK Financial	4,560	395
Boston Private Financial Holdings	33,500	494
Brookline Bancorp	30,529	456
Cadence BanCorp	20,000	418
Cambridge Bancorp	2,500	208
Camden National	7,000	334
Cathay General Bancorp	7,556	297
Century Bancorp, Class A	3,450	393
CIT Group	17,000	877
City Holding	5,950	448
Columbia Banking System	13,850	534
Commerce Bancshares	17,270	1,288
Community Bank System	9,628	728
Community Trust Bancorp	10,472	423
ConnectOne Bancorp	13,883	363
Cullen/Frost Bankers	9,950	1,114
CVB Financial	26,706	550
Dime Community Bancshares	7,700	259
East West Bancorp	25,400	1,821
Eastern Bankshares	36,200	745
First Bancorp North Carolina	10,375	424
First BanCorp Puerto Rico	31,300	373
First Busey	19,991	493
First Citizens BancShares, Class A (2)	1,270	1,058
First Commonwealth Financial	40,700	573
First Community Bankshares	10,500	313
First Financial	8,650	353
First Financial Bancorp	14,800	350
First Financial Bankshares	24,776	1,217
First Hawaiian	23,800	675
First Horizon	84,706	1,464
First Merchants	15,613	651
First Midwest Bancorp	32,193	638
First United	4,211	73
Flushing Financial	21,725	466
FNB	39,132	483
Fulton Financial	38,102	601
German American Bancorp	7,533	280

Glacier Bancorp	15,512	854
Great Southern Bancorp	5,500	296
Great Western Bancorp	13,700	449
Hancock Whitney	13,300	591
Hilltop Holdings	13,698	499
Home BancShares	28,776	710
Hope Bancorp	25,700	364
Independent Bank	7,750	585
Independent Bank Group	5,600	414
International Bancshares	9,002	387
Investors Bancorp	28,200	402
Live Oak Bancshares	6,400	378
Macatawa Bank	27,900	244
MVB Financial	3,000	128
National Bank Holdings, Class A	15,000	566
NBT Bancorp	14,480	521
Nicolet Bankshares (1)	3,400	239
Northrim BanCorp	9,825	420
OceanFirst Financial	19,900	415
OFG Bancorp	16,400	363
Old National Bancorp	26,630	469
Pacific Premier Bancorp	15,900	672
PacWest Bancorp	19,712	811
Park National	2,440	287
Peapack-Gladstone Financial	15,057	468
Peoples Bancorp	11,850	351
Pinnacle Financial Partners	14,749	1,302
Popular	15,130	1,136
Preferred Bank	6,259	396
Premier Financial Bancorp	10,262	173
Prosperity Bancshares	15,760	1,132
Renasant	11,852	474
S&T Bancorp	17,100	535
Sandy Spring Bancorp	11,930	526
Seacoast Banking	13,239	452
ServisFirst Bancshares	8,300	564
Signature Bank	10,600	2,604
Silvergate Capital, Class A (1)	4,100	465
Simmons First National, Class A	15,510	455
South State	12,148	993
Southside Bancshares	12,690	485
Sterling Bancorp	36,995	917
Stock Yards Bancorp	7,981	406
Synovus Financial	24,557	1,078
Texas Capital Bancshares (1)	9,000	571
Tompkins Financial	4,517	350

Towne Bank	20,400	621
TriCo Bancshares	7,300	311
Trustmark	13,000	400
UMB Financial	7,312	680
Umpqua Holdings	39,402	727
United Bankshares	23,300	850
United Community Banks	18,596	595
Univest Financial	11,000	290
Valley National Bancorp	53,400	717
Veritex Holdings	9,000	319
Washington Trust Bancorp	4,500	231
Webster Financial	18,910	1,009
WesBanco	16,942	604
West BanCorp	12,900	358
Westamerica BanCorp	5,346	310
Western Alliance Bancorp	19,419	1,803
Wintrust Financial	5,400	408
		66,988
Capital Markets 3.3%		
Affiliated Managers Group	7,900	1,218
Apollo Global Management	37,000	2,301
Ares Management, Class A	19,800	1,259
Artisan Partners Asset Management, Class A	11,700	595
BGC Partners, Class A	49,400	280
Blackstone Group	117,100	11,375
Carlyle Group	18,900	879
Cohen (1)	2,700	51
Cohen & Steers	5,000	410
Coinbase Global, Class A (1)	2,800	709
Cowen, Class A	8,724	358
Donnelley Financial Solutions (1)	10,675	352
Evercore, Class A	6,900	971
FactSet Research Systems	6,700	2,249
Federated Hermes, Class B	15,700	532
Focus Financial Partners, Class A (1)	6,800	330
Hamilton Lane, Class A	5,200	474
Houlihan Lokey	8,415	688
Interactive Brokers Group, Class A	14,900	979
Janus Henderson Group	30,328	1,177
Jefferies Financial Group	35,547	1,216
KKR	104,707	6,203
Lazard, Class A	19,800	896
LPL Financial Holdings	14,100	1,903
Moelis, Class A	10,600	603
Morningstar	3,900	1,003

Open Lending, Class A (1)	17,900	771
Piper Sandler	4,150	538
PJT Partners, Class A	4,800	343
SEI Investments	20,856	1,292
StepStone Group, Class A	4,477	154
Stifel Financial	18,729	1,215
StoneX Group (1)	5,681	345
Tradeweb Markets, Class A	18,908	1,599
U.S. Global Investors, Class A	18,600	115
Virtu Financial, Class A	14,596	403
Virtus Investment Partners	1,334	371
		46,157
Consumer Finance 0.8%		
Ally Financial	64,325	3,206
Credit Acceptance (1)(2)	2,200	999
Encore Capital Group (1)	6,700	318
Enova International (1)	11,139	381
EZCORP, Class A (1)	52,900	319
FirstCash	8,938	683
Green Dot, Class A (1)	9,800	459
LendingTree (1)	825	175
Navient	25,600	495
Nelnet, Class A	4,322	325
OneMain Holdings	13,800	827
PRA Group (1)	12,250	471
PROG Holdings	13,535	651
Santander Consumer USA Holdings	13,200	479
SLM	64,700	1,355
		11,143
Diversified Financial Services 0.3%		
Cannae Holdings (1)	15,800	536
Equitable Holdings	65,662	1,999
FlexShopper (1)	27,700	82
Newstar Financial, CVR (1)(3)	6,000	1
Voya Financial	22,200	1,365
		3,983
Insurance 2.6%		
Alleghany (1)	2,018	1,346
Ambac Financial Group (1)	21,500	337
American Equity Investment Life Holding	11,000	356
American Financial Group	12,610	1,573
American National Group	2,400	357
Arch Capital Group (1)	68,700	2,675
Argo Group International Holdings	8,722	452

Assured Guaranty	15,100	717
Athene Holding, Class A (1)	21,800	1,471
Axis Capital Holdings	15,073	739
Brighthouse Financial (1)	11,700	533
Brown & Brown	36,400	1,934
BRP Group, Class A (1)	10,400	277
CNA Financial	3,500	159
CNO Financial Group	18,700	442
eHealth (1)	4,318	252
Enstar Group (1)	2,600	621
Erie Indemnity, Class A	3,607	697
Fidelity National Financial	49,831	2,166
First American Financial	19,230	1,199
Genworth Financial, Class A (1)	106,600	416
GoHealth, Class A (1)	11,500	129
Goosehead Insurance, Class A	3,500	446
Hanover Insurance Group	7,520	1,020
Horace Mann Educators	7,210	270
James River Group Holdings	7,500	281
Kemper	11,150	824
Kinsale Capital Group	1,918	316
Lemonade (1)	2,200	241
Markel (1)	2,459	2,918
MBIA (1)	35,300	388
Mercury General	4,000	260
National Western Life Group, Class A	1,210	271
Old Republic International	43,993	1,096
Palomar Holdings (1)	4,100	309
Primerica	7,500	1,149
ProAssurance	13,640	310
Reinsurance Group of America	11,520	1,313
RenaissanceRe Holdings	9,895	1,473
RLI	3,800	397
Safety Insurance Group	5,915	463
Selective Insurance Group	9,600	779
Selectquote (1)	11,800	227
State Auto Financial	21,270	364
Stewart Information Services	5,080	288
Trupanion (1)	3,800	437
United Fire Group	13,800	383
White Mountains Insurance Group	648	744
		35,815
Mortgage Real Estate Investment Trusts 0.9%		
ACRES Commercial Realty, REIT (1)	15,332	246
AGNC Investment, REIT	87,074	1,471

Annaly Capital Management, REIT	229,220	2,036
Apollo Commercial Real Estate Finance, REIT	24,600	392
Arbor Realty Trust, REIT	17,800	317
Ares Commercial Real Estate, REIT	35,000	514
Arlington Asset Investment, Class A, REIT (1)	32,800	133
ARMOUR Residential REIT, REIT	20,500	234
Blackstone Mortgage Trust, Class A, REIT (2)	22,200	708
BrightSpire Capital, REIT	25,200	237
Cherry Hill Mortgage Investment, REIT	17,862	176
Chimera Investment, REIT	29,800	449
Dynex Capital, REIT	20,599	384
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2)	14,485	813
Invesco Mortgage Capital, REIT (2)	63,600	248
Ladder Capital, REIT	31,300	361
MFA Financial, REIT	91,800	421
New Residential Investment, REIT	81,350	862
PennyMac Mortgage Investment Trust, REIT	21,700	457
Ready Capital, REIT	13,636	217
Redwood Trust, REIT	30,200	365
Starwood Property Trust, REIT	47,900	1,254
TPG RE Finance Trust, REIT	23,200	312
Two Harbors Investment, REIT (2)	52,800	399
		13,006
Thrifts & Mortgage Finance 0.8%		
Axos Financial (1)	8,400	390
Capitol Federal Financial	20,644	243
Essent Group	19,600	881
Federal Agricultural Mortgage, Class C	1,700	168
Flagstar Bancorp	6,400	271
HomeStreet	12,300	501
Kearny Financial	24,737	296
Meridian Bancorp	30,065	615
MGIC Investment	60,600	824
Mr Cooper Group (1)	10,685	353
New York Community Bancorp	78,237	862
NMI Holdings, Class A (1)	18,600	418
Northwest Bancshares	40,279	549
Ocwen Financial (1)	2,462	76
PennyMac Financial Services	6,865	424
Provident Financial Services	17,118	392
Radian Group	32,458	722
Rocket, Class A	20,000	387
TFS Financial	2,300	47
TrustCo Bank Corp NY	11,450	394
Walker & Dunlop	5,400	564

Washington Federal	17,368	552
Western New England Bancorp	16,100	131
WSFS Financial	8,550	398
		10,458
Total Financials		187,550
HEALTH CARE 15.5%		
Biotechnology 6.9%		
ACADIA Pharmaceuticals (1)	25,800	629
Acceleron Pharma (1)	9,500	1,192
Adamas Pharmaceuticals (1)(2)	33,700	178
Adverum Biotechnologies (1)	46,900	164
Agios Pharmaceuticals (1)(2)	10,700	590
Alector (1)	13,300	277
Aligos Therapeutics (1)	4,900	100
Alkermes (1)	27,600	677
Allakos (1)	6,355	543
Allogene Therapeutics (1)	15,400	402
Alnylam Pharmaceuticals (1)	20,700	3,509
Altimmune (1)	12,300	121
ALX Oncology Holdings (1)	2,600	142
Amicus Therapeutics (1)	59,400	573
Annexon (1)	5,800	131
Annovis Bio (1)	3,000	257
Apellis Pharmaceuticals (1)	13,200	834
AquaBounty Technologies (1)(2)	28,817	154
Arcturus Therapeutics Holdings (1)(2)	5,700	193
Arcus Biosciences (1)	10,000	275
Arcutis Biotherapeutics (1)	7,900	216
Arena Pharmaceuticals (1)	10,700	730
Arrowhead Pharmaceuticals (1)	19,000	1,574
Atara Biotherapeutics (1)	18,400	286
Athenex (1)	35,900	166
Athersys (1)(2)	79,200	114
Atreca, Class A (1)(2)	8,800	75
Beam Therapeutics (1)(2)	5,600	721
BioCryst Pharmaceuticals (1)	37,100	587
Biohaven Pharmaceutical Holding (1)	10,029	974
BioMarin Pharmaceutical (1)	30,790	2,569
Bioxcel Therapeutics (1)	3,900	113
Bluebird Bio (1)	15,200	486
Blueprint Medicines (1)	11,200	985
Bridgebio Pharma (1)(2)	18,225	1,111
Calyxt (1)	28,100	113
CareDx (1)	9,600	879

CASI Pharmaceuticals (1)	87,500	136
Catabasis Pharmaceuticals (1)	71,800	151
CEL-SCI (1)(2)	28,600	248
ChemoCentryx (1)	18,700	250
Clovis Oncology (1)	34,450	200
Coherus Biosciences (1)	16,400	227
Constellation Pharmaceuticals (1)	8,800	297
Curis (1)	33,400	270
Cymabay Therapeutics (1)	39,400	172
Cytokinetics (1)(2)	15,700	311
Deciphera Pharmaceuticals (1)	9,700	355
Denali Therapeutics (1)	16,500	1,294
Dicerna Pharmaceuticals (1)	16,600	620
Dynavax Technologies (1)(2)	28,900	285
Editas Medicine (1)(2)	14,300	810
Emergent BioSolutions (1)	8,800	554
Epizyme (1)	27,100	225
Esperion Therapeutics (1)	9,900	209
Exact Sciences (1)	30,800	3,829
Exelixis (1)	58,090	1,058
Fate Therapeutics (1)	15,600	1,354
FibroGen (1)	17,500	466
Flexion Therapeutics (1)(2)	15,400	127
Frequency Therapeutics (1)(2)	16,700	166
G1 Therapeutics (1)	11,100	244
Generation Bio (1)(2)	5,700	153
Global Blood Therapeutics (1)	13,300	466
Halozyme Therapeutics (1)	24,200	1,099
Heat Biologics (1)	19,870	134
Heron Therapeutics (1)	20,000	310
Horizon Therapeutics (1)	39,600	3,708
Idera Pharmaceuticals (1)(2)	60,400	72
IGM Biosciences (1)(2)	2,000	166
ImmunityBio (1)	11,100	159
ImmunoGen (1)	48,000	316
Immunovant (1)	9,800	104
Inovio Pharmaceuticals (1)(2)	43,400	402
Insmed (1)	21,521	612
Intellia Therapeutics (1)	12,800	2,072
Invitae (1)(2)	35,000	1,181
Ionis Pharmaceuticals (1)	29,480	1,176
Iovance Biotherapeutics (1)	26,388	687
Ironwood Pharmaceuticals (1)	39,100	503
IVERIC bio (1)	29,300	185
Karuna Therapeutics (1)	3,800	433
Karyopharm Therapeutics (1)	23,200	239

Kodiak Sciences (1)	6,400	595
Kura Oncology (1)	13,200	275
Lexicon Pharmaceuticals (1)	39,142	180
Ligand Pharmaceuticals (1)	3,186	418
Lineage Cell Therapeutics (1)	43,800	125
MacroGenics (1)	13,000	349
MannKind (1)(2)	50,000	272
Matinas BioPharma Holdings (1)(2)	169,800	132
MediciNova (1)	22,400	95
Merrimack Pharmaceuticals (1)	10,500	67
Mersana Therapeutics (1)	15,500	210
MiMedx Group (1)(2)	28,800	360
Minerva Neurosciences (1)	56,300	131
Mirati Therapeutics (1)	8,627	1,394
Moderna (1)	53,600	12,595
Myriad Genetics (1)	15,980	489
Natera (1)	14,500	1,646
Neoleukin Therapeutics (1)(2)	14,000	129
Neurocrine Biosciences (1)	15,800	1,538
Nkarta (1)	4,800	152
Novavax (1)(2)	12,250	2,601
Nurix Therapeutics (1)(2)	4,500	119
OPKO Health (1)(2)	96,486	391
Ovid therapeutics (1)	27,500	108
Prelude Therapeutics (1)(2)	3,500	100
Prothena (1)	7,318	376
PTC Therapeutics (1)	15,700	664
Qualigen Therapeutics (1)(2)	81,700	163
Radius Health (1)	12,000	219
RAPT Therapeutics (1)	8,900	283
REGENXBIO (1)	8,900	346
Relay Therapeutics (1)	5,100	187
Replimune Group (1)	6,700	257
REVOLUTION Medicines (1)	9,000	286
Rhythm Pharmaceuticals (1)	9,300	182
Rigel Pharmaceuticals (1)	43,200	187
Rocket Pharmaceuticals (1)	11,599	514
Sage Therapeutics (1)	10,900	619
Sangamo Therapeutics (1)	29,400	352
Sarepta Therapeutics (1)	15,116	1,175
Scholar Rock Holding (1)	7,400	214
Seagen (1)	22,320	3,524
SELLAS Life Sciences Group (1)	15,500	172
Sensei Biotherapeutics (1)	4,700	46
Seres Therapeutics (1)	14,400	343
Sorrento Therapeutics (1)(2)	49,687	481

Spectrum Pharmaceuticals (1)	100,700	378
SpringWorks Therapeutics (1)	5,700	470
Stoke Therapeutics (1)	4,200	141
TG Therapeutics (1)	22,700	881
Translate Bio (1)(2)	15,000	413
Turning Point Therapeutics (1)	8,600	671
Twist Bioscience (1)	7,800	1,039
Ultragenyx Pharmaceutical (1)	12,500	1,192
uniQure (1)	9,400	290
United Therapeutics (1)	7,900	1,417
Vaxart (1)	35,100	263
VBI Vaccines (1)(2)	56,500	189
Veracyte (1)	14,100	564
Vericel (1)(2)	9,000	472
Vir Biotechnology (1)	12,100	572
VistaGen Therapeutics (1)	39,500	124
Voyager Therapeutics (1)	42,000	173
XBiotech (1)(2)	6,900	114
Xencor (1)	16,800	579
XOMA (1)(2)	9,534	324
		96,002
Health Care Equipment & Supplies 2.5%		
AngioDynamics (1)	12,000	326
Asensus Surgical (1)	63,200	200
AtriCure (1)	9,700	770
Avanos Medical (1)	9,042	329
Axonics (1)	5,100	323
BioSig Technologies (1)	30,200	117
Cardiovascular Systems (1)	12,100	516
ClearPoint Neuro (1)(2)	8,400	160
Co-Diagnostics (1)(2)	16,700	138
CONMED	5,150	708
CryoLife (1)	7,550	214
CryoPort (1)	8,700	549
Envista Holdings (1)	28,200	1,219
Glaukos (1)	8,600	730
Globus Medical, Class A (1)	11,900	923
Haemonetics (1)	9,100	606
Heska (1)	2,200	505
Hill-Rom Holdings	11,050	1,255
ICU Medical (1)	3,700	761
Inogen (1)	4,600	300
Insulet (1)	11,500	3,157
Integer Holdings (1)	6,250	589
Integra LifeSciences Holdings (1)	12,200	833

Invacare (1)	18,600	150
iRhythm Technologies (1)	1,800	119
Lantheus Holdings (1)	11,800	326
LeMaitre Vascular	8,400	513
LivaNova (1)	8,400	707
Lucira Health (1)(2)	14,800	98
Masimo (1)	8,500	2,061
Meridian Bioscience (1)	7,575	168
Merit Medical Systems (1)	7,506	485
Mesa Laboratories	1,900	515
Milestone Scientific (1)	36,700	90
Neogen (1)	14,832	683
Neuronetics (1)	5,600	90
Nevro (1)	6,346	1,052
Novocure (1)	15,400	3,416
NuVasive (1)	8,000	542
OraSure Technologies (1)	21,175	215
OrthoPediatrics (1)	5,300	335
Penumbra (1)	6,500	1,781
Pulse Biosciences (1)(2)	10,200	167
Quidel (1)	7,500	961
Repro-Med Systems (1)	14,100	65
Rockwell Medical (1)	192,090	175
SeaSpine Holdings (1)	11,897	244
Senseonics Holdings (1)(2)	76,000	292
Shockwave Medical (1)	5,600	1,062
Silk Road Medical (1)	7,100	340
SmileDirectClub (1)(2)	15,500	135
STAAR Surgical (1)	8,600	1,311
Surgalign Holdings (1)	94,800	132
Surmodics (1)	7,850	426
Tactile Systems Technology (1)	3,850	200
Talis Biomedical (1)	4,300	47
Tandem Diabetes Care (1)	10,800	1,052
Vapotherm (1)	9,600	227
Xtant Medical Holdings (1)(2)	15,472	25
		35,435
Health Care Providers & Services 1.8%		
1Life Healthcare (1)	14,500	479
Acadia Healthcare (1)	16,900	1,061
AdaptHealth (1)	12,200	334
Addus HomeCare (1)	2,300	201
agilon health (1)	6,400	260
Amedisys (1)	6,300	1,543
AMN Healthcare Services (1)	8,405	815

Apria (1)	3,000	84
Brookdale Senior Living (1)	44,400	351
Castle Biosciences (1)	3,600	264
Chemed	2,700	1,281
Clover Health Investments (1)(2)	3,727	50
Community Health Systems (1)	27,700	428
CorVel (1)	2,450	329
Covetrus (1)	20,101	543
Encompass Health	14,600	1,139
Ensign Group	9,300	806
Five Star Senior Living (1)	17,400	100
Fulgent Genetics (1)	3,200	295
Guardant Health (1)	15,400	1,913
HealthEquity (1)	11,800	950
LHC Group (1)	5,500	1,101
Magellan Health (1)	4,100	386
MEDNAX (1)	12,600	380
ModivCare (1)	2,800	476
Molina Healthcare (1)	11,200	2,834
National HealthCare	3,300	231
National Research, Class A	5,800	266
Option Care Health (1)	18,100	396
Owens & Minor	13,800	584
Patterson	13,219	402
Pennant Group (1)	5,950	243
Premier, Class A	10,800	376
Progyny (1)	7,900	466
R1 RCM (1)	13,600	302
RadNet (1)	14,700	495
Select Medical Holdings	21,700	917
Surgery Partners (1)	5,900	393
Tenet Healthcare (1)	20,500	1,373
Tivity Health (1)	9,200	242
U.S. Physical Therapy	3,200	371
		25,460
Health Care Technology 1.5%		
Allscripts Healthcare Solutions (1)	27,100	502
American Well, Class A (1)(2)	13,800	174
CareCloud (1)(2)	29,700	250
Castlight Health, Class B (1)	65,400	172
Change Healthcare (1)	40,765	939
Evolent Health, Class A (1)	18,300	386
GoodRx Holdings, Class A (1)(2)	6,900	248
Health Catalyst (1)(2)	7,300	405
HealthStream (1)	14,300	400

Inovalon Holdings, Class A (1)	13,400	457
Inspire Medical Systems (1)	5,200	1,005
Multiplan (1)(2)	45,600	434
NextGen Healthcare (1)	16,000	265
Omnicell (1)	7,720	1,169
Phreesia (1)	8,700	533
Schrodinger (1)	6,600	499
Simulations Plus (2)	4,000	220
Tabula Rasa HealthCare (1)	6,900	345
Teladoc Health (1)	22,112	3,677
Veeva Systems, Class A (1)	24,900	7,743
Vocera Communications (1)(2)	9,400	375
		20,198
Life Sciences Tools & Services 1.6%		
10X Genomics, Class A (1)	13,000	2,546
Adaptive Biotechnologies (1)	15,500	633
Avantor (1)	91,973	3,266
Berkeley Lights (1)	3,300	148
Bionano Genomics (1)	33,400	245
Bio-Techne	6,600	2,972
Bruker	18,650	1,417
Fluidigm (1)(2)	34,200	211
Inotiv (1)	7,000	187
Luminex	9,600	353
Maravai LifeSciences Holdings, Class A (1)	12,600	526
Medpace Holdings (1)	4,800	848
NanoString Technologies (1)	9,700	628
NeoGenomics (1)	22,200	1,003
Pacific Biosciences of California (1)	38,100	1,332
PPD (1)	18,477	851
PRA Health Sciences (1)	11,900	1,966
Quanterix (1)	6,000	352
Repligen (1)	9,200	1,836
Syneos Health (1)	15,700	1,405
		22,725
Pharmaceuticals 1.2%		
AcelRx Pharmaceuticals (1)	95,700	132
Aclaris Therapeutics (1)(2)	25,400	446
Aerie Pharmaceuticals (1)	14,900	239
Aerpio Pharmaceuticals (1)(2)	253,700	429
Agile Therapeutics (1)	40,600	54
Angion Biomedica (1)	3,600	47
Antares Pharma (1)	34,300	150
Arvinas (1)	6,917	533
Axsome Therapeutics (1)(2)	6,200	418

Cassava Sciences (1)(2)	7,400	632
Collegium Pharmaceutical (1)	14,800	350
Corcept Therapeutics (1)	22,200	488
CorMedix (1)	14,300	98
Durect (1)(2)	128,200	209
Elanco Animal Health (1)	84,384	2,927
Endo International (1)	45,900	215
Evolus (1)	19,100	242
Harrow Health (1)	10,700	100
Innoviva (1)	26,500	355
Intra-Cellular Therapies (1)	13,900	567
Jaguar Health (1)	73,000	115
Jazz Pharmaceuticals (1)	9,700	1,723
Lannett (1)	21,600	101
Nektar Therapeutics (1)	37,960	651
Ocular Therapeutix (1)	19,800	281
Omeros (1)(2)	17,000	252
Otonomy (1)	41,400	92
Pacira BioSciences (1)	7,100	431
Phibro Animal Health, Class A	9,600	277
Prestige Consumer Healthcare (1)	9,700	505
Reata Pharmaceuticals, Class A (1)(2)	5,300	750
Relmada Therapeutics (1)	4,500	144
Revance Therapeutics (1)	12,700	377
Royalty Pharma, Class A	14,000	574
Strongbridge Biopharma (1)	36,100	107
TEVA Pharm, Rights, 2/20/23 (2)(3)	81,200	—
Theravance Biopharma (1)(2)	13,200	192
VYNE Therapeutics (1)(2)	20,850	73
WaVe Life Sciences (1)	17,300	115
Xeris Pharmaceuticals (1)(2)	26,500	108
Zogenix (1)	16,700	289
Zomedica (1)(2)	476,600	397
		16,185
Total Health Care		216,005
INDUSTRIALS & BUSINESS SERVICES 13.3%		
Aerospace & Defense 0.9%		
Aerojet Rocketdyne Holdings	14,410	696
AeroVironment (1)	4,300	431
Axon Enterprise (1)	11,179	1,976
BWX Technologies	12,337	717
Curtiss-Wright	6,900	819
Ducommun (1)	2,900	158
HEICO	6,171	860

HEICO, Class A	12,625	1,568
Hexcel (1)	15,000	936
Kaman	6,361	321
Maxar Technologies	12,000	479
Mercury Systems (1)	9,100	603
Moog, Class A	5,630	473
National Presto Industries	2,100	214
Park Aerospace	6,400	95
Parsons (1)	5,500	217
Spirit AeroSystems Holdings, Class A	16,700	788
Triumph Group (1)	19,200	398
Vectrus (1)	7,944	378
Virgin Galactic Holdings (1)	23,600	1,086
		13,213
Air Freight & Logistics 0.3%		
Air Transport Services Group (1)	11,300	263
Forward Air	5,000	449
Hub Group, Class A (1)	6,400	422
XPO Logistics (1)	18,400	2,574
		3,708
Airlines 0.2%		
Allegiant Travel (1)	2,000	388
JetBlue Airways (1)	59,200	994
Mesa Air Group (1)	16,400	153
SkyWest (1)	12,430	535
Spirit Airlines (1)	20,400	621
		2,691
Building Products 1.2%		
AAON	6,690	419
Advanced Drainage Systems	8,791	1,025
Apogee Enterprises	7,700	314
Armstrong Flooring (1)	22,600	140
Armstrong World Industries	8,300	890
AZEK (1)	22,500	955
Builders FirstSource (1)	37,418	1,596
Cornerstone Building Brands (1)	17,100	311
CSW Industrials	2,400	284
Gibraltar Industries (1)	6,800	519
Griffon	10,500	269
JELD-WEN Holding (1)	11,900	313
Lennox International	5,990	2,101
Masonite International (1)	5,000	559
Owens Corning	17,600	1,723
PGT Innovations (1)	19,800	460

Resideo Technologies (1)	27,644	829
Simpson Manufacturing	6,500	718
Trex (1)	20,400	2,085
UFP Industries	11,170	830
		16,340
Commercial Services & Supplies 1.1%		
ABM Industries	11,150	494
ACCO Brands	21,900	189
ADT	29,300	316
Aqua Metals (1)(2)	32,400	97
Brady, Class A	11,200	628
Brink's	8,949	688
Casella Waste Systems, Class A (1)	8,675	550
Cimpress (1)	3,800	412
Clean Harbors (1)	7,600	708
CoreCivic (1)	52,796	553
Covanta Holding	26,104	460
Deluxe	6,700	320
Ennis	19,057	410
Harsco (1)	15,760	322
Healthcare Services Group	13,850	437
Herman Miller	10,750	507
HNI	6,580	289
IAA (1)	22,400	1,222
Interface	8,600	132
KAR Auction Services (1)	23,600	414
Kimball International, Class B	28,590	376
Knoll	13,300	346
Matthews International, Class A	7,700	277
MSA Safety	6,300	1,043
Pitney Bowes	39,800	349
Quad/Graphics (1)	16,700	69
Steelcase, Class A	14,559	220
Stericycle (1)	15,600	1,116
Tetra Tech	9,450	1,153
UniFirst	2,500	587
Viad (1)	6,125	305
		14,989
Construction & Engineering 0.7%		
AECOM (1)	24,022	1,521
Ameresco, Class A (1)	2,900	182
API Group (1)	23,900	499
Arcosa	9,352	549
Comfort Systems USA	8,206	647
Construction Partners, Class A (1)	6,100	192

Dycom Industries (1)	5,363	400
EMCOR Group	9,360	1,153
Fluor (1)	21,700	384
Granite Construction	12,325	512
MasTec (1)	9,750	1,034
Matrix Service (1)	24,400	256
MYR Group (1)	5,400	491
Primoris Services	11,600	341
Sterling Construction (1)	17,600	425
Valmont Industries	3,700	873
WillScot Mobile Mini Holdings (1)	34,037	949
		10,408
Electrical Equipment 1.4%		
Acuity Brands	6,300	1,178
Array Technologies (1)	20,150	314
Atkore (1)	8,900	632
AZZ	8,400	435
Bloom Energy, Class A (1)(2)	24,800	666
ChargePoint Holdings (1)	25,000	869
Encore Wire	5,800	440
Energous (1)(2)	45,300	130
EnerSys	7,700	753
FuelCell Energy (1)(2)	63,200	562
GrafTech International	24,200	281
Hubbell	9,333	1,744
LSI Industries	15,525	124
nVent Electric	27,400	856
Orion Energy Systems (1)	35,100	201
Plug Power (1)	92,300	3,156
Regal Beloit	6,800	908
Sensata Technologies Holding (1)	25,000	1,449
Shoals Technologies Group, Class A (1)	17,700	628
Stem, Class A (1)	5,300	191
Sunrun (1)	29,805	1,663
Sunworks (1)(2)	15,400	162
Thermon Group Holdings (1)	23,300	397
TPI Composites (1)	5,600	271
Vertiv Holdings	43,100	1,177
Vicor (1)	4,400	465
		19,652
Industrial Conglomerates 0.1%		
Carlisle	9,420	1,803
		1,803

Machinery 2.9%

AGCO	10,750	1,402
AgEagle Aerial Systems (1)	29,900	158
Alamo Group	2,700	412
Albany International, Class A	5,803	518
Allison Transmission Holdings	20,500	815
Altra Industrial Motion	12,500	813
Astec Industries	4,900	308
Barnes Group	8,000	410
Chart Industries (1)	6,600	966
Colfax (1)	21,300	976
Commercial Vehicle Group (1)	16,400	174
Crane	6,841	632
Donaldson	22,042	1,400
Douglas Dynamics	8,300	338
EnPro Industries	5,450	529
ESCO Technologies	5,140	482
Evoqua Water Technologies (1)	21,500	726
Federal Signal	11,700	471
Flowserve	20,300	818
Franklin Electric	4,100	331
Graco	29,154	2,207
Greenbrier	8,300	362
Helios Technologies	6,000	468
Hillenbrand	15,900	701
Hurco	5,900	206
Hyster-Yale Materials Handling	2,300	168
ITT	13,900	1,273
John Bean Technologies	6,272	894
Kennametal	15,900	571
Lincoln Electric Holdings	10,780	1,420
Meritor (1)	16,900	396
Middleby (1)	10,093	1,749
Mueller Industries	10,800	468
Mueller Water Products, Class A	40,443	583
Navistar International (1)	9,700	432
NN (1)	27,400	201
Nordson	9,120	2,002
Oshkosh	11,900	1,483
Park-Ohio Holdings	3,800	122
Proto Labs (1)	5,600	514
RBC Bearings (1)	5,000	997
Rexnord	21,800	1,091
Shyft Group	10,200	382
SPX (1)	8,705	532

SPX FLOW	7,405	483
Tennant	4,700	375
Terex	14,500	690
Timken	12,650	1,019
Titan International (1)	20,850	177
Toro	17,620	1,936
TriMas (1)	7,800	237
Trinity Industries	15,758	424
Wabash National	25,800	413
Watts Water Technologies, Class A	5,350	781
Welbilt (1)	28,500	660
Woodward	10,200	1,253
		40,349
Marine 0.1%		
Kirby (1)	9,700	588
Matson	10,750	688
		1,276
Professional Services 1.9%		
ASGN (1)	8,950	867
Booz Allen Hamilton Holding	28,500	2,428
CACI International, Class A (1)	4,500	1,148
CBIZ (1)	11,750	385
Clarivate (1)	48,191	1,327
CoStar Group (1)	71,520	5,923
CRA International	3,250	278
Dun & Bradstreet Holdings (1)	19,600	419
Exponent	8,600	767
Forrester Research (1)	5,200	238
FTI Consulting (1)	5,495	751
Heidrick & Struggles International	6,558	292
Hill International (1)	33,200	83
Huron Consulting Group (1)	5,500	270
ICF International	3,900	343
Insperity	6,500	587
KBR	23,500	896
Kforce	4,856	306
Korn Ferry	11,600	842
ManpowerGroup	9,742	1,158
ManTech International, Class A	3,901	338
Mastech Digital (1)	11,282	169
Rekor Systems (1)	8,200	83
Science Applications International	10,271	901
TransUnion	33,537	3,683
TriNet Group (1)	6,000	435
TrueBlue (1)	5,600	157

Upwork (1)	17,300	1,008
Willdan Group (1)	4,000	151
		26,233
Road & Rail 1.6%		
AMERCO	1,400	825
ArcBest	4,200	244
Avis Budget Group (1)	10,100	787
Covenant Logistics Group (1)	6,100	126
Heartland Express	19,123	328
Knight-Swift Transportation Holdings	21,592	981
Landstar System	5,600	885
Lyft, Class A (1)	46,000	2,782
Marten Transport	8,800	145
Ryder System	9,575	712
Saia (1)	4,600	964
U.S. Xpress Enterprises, Class A (1)	19,300	166
Uber Technologies (1)	257,600	12,911
USA Truck (1)	13,800	222
Werner Enterprises	7,353	327
Yellow (1)	20,188	131
		22,536
Trading Companies & Distributors 0.9%		
Air Lease	15,600	651
Applied Industrial Technologies	7,262	661
Beacon Roofing Supply (1)	7,300	389
BlueLinx Holdings (1)	3,000	151
Boise Cascade	8,100	473
CAI International	3,000	168
GATX	6,650	588
GMS (1)	8,385	404
H&E Equipment Services	11,300	376
Herc Holdings (1)	6,055	679
Lawson Products (1)	3,900	209
McGrath RentCorp	4,300	351
MRC Global (1)	25,600	241
MSC Industrial Direct, Class A	6,900	619
NOW (1)	32,600	309
Rush Enterprises, Class A	10,000	432
SiteOne Landscape Supply (1)	7,900	1,337
Titan Machinery (1)	4,100	127
Triton International	7,900	413
Univar Solutions (1)	28,100	685
Watsco	5,600	1,605
WESCO International (1)	7,758	798

Willis Lease Finance (1)	5,000	214
		11,880
Transportation Infrastructure 0.0%		
Macquarie Infrastructure	11,800	452
		452
Total Industrials & Business Services		185,530
INFORMATION TECHNOLOGY 22.0%		
Communications Equipment 0.6%		
CalAmp (1)	22,300	284
Calix (1)	9,800	466
Ciena (1)	25,600	1,456
CommScope Holding (1)	32,900	701
Comtech Telecommunications	6,460	156
Digi International (1)	21,460	432
DZS (1)	4,000	83
EchoStar, Class A (1)	11,944	290
Infinera (1)	41,900	427
Inseego (1)(2)	18,700	189
KVH Industries (1)	7,000	86
Lumentum Holdings (1)	13,060	1,071
NETGEAR (1)	8,600	330
NetScout Systems (1)	10,700	305
Plantronics (1)	8,650	361
Ribbon Communications (1)	37,800	288
Ubiquiti	1,400	437
Viasat (1)	12,500	623
Viavi Solutions (1)	38,400	678
		8,663
Electronic Equipment, Instruments & Components 1.7%		
Advanced Energy Industries	5,750	648
Airgain (1)	5,700	118
Arlo Technologies (1)	36,552	247
Arrow Electronics (1)	10,175	1,158
Avnet	15,450	619
Badger Meter	4,400	432
Belden	9,163	463
Benchmark Electronics	12,200	347
Cognex	30,700	2,580
Coherent (1)	4,300	1,137
CTS	11,450	426
ePlus (1)	4,400	381
Fabrinet (1)	6,600	633
FARO Technologies (1)	4,800	373

II-VI (1)(2)	19,362	1,406
Insight Enterprises (1)	6,550	655
Intellicheck (1)	13,500	113
Itron (1)	8,100	810
Jabil	21,100	1,226
Kimball Electronics (1)	19,817	431
Knowles (1)	16,700	330
Littelfuse	3,839	978
Luna Innovations (1)	6,200	67
Methode Electronics	8,250	406
MicroVision (1)(2)	36,800	616
National Instruments	19,025	804
nLight (1)	7,700	279
Novanta (1)	6,420	865
OSI Systems (1)	3,838	390
PC Connection	3,000	139
Plexus (1)	4,760	435
Powerfleet (1)	15,900	115
Rogers (1)	3,750	753
Sanmina (1)	11,000	429
ScanSource (1)	8,500	239
SYNNEX	7,400	901
TTM Technologies (1)	17,050	244
Vishay Intertechnology	18,078	408
Vishay Precision Group (1)	11,183	381
Vontier	28,600	932
		23,914
IT Services 4.5%		
Affirm Holdings (1)(2)	10,000	673
Alliance Data Systems	8,000	833
BigCommerce Holdings, Series 1 (1)(2)	2,000	130
Concentrix (1)	7,400	1,190
Conduent (1)	39,500	296
CSG Systems International	7,600	359
EPAM Systems (1)	10,200	5,212
Euronet Worldwide (1)	9,350	1,266
EVERTEC	13,400	585
ExlService Holdings (1)	5,900	627
Fastly, Class A (1)(2)	15,600	930
Genpact	27,300	1,240
GoDaddy, Class A (1)	29,400	2,557
Grid Dynamics Holdings (1)	4,500	68
Hackett Group	15,300	276
Innodata (1)	21,800	153
Kratos Defense & Security Solutions (1)	25,600	729

LiveRamp Holdings (1)	11,400	534
Marathon Digital Holdings (1)(2)	7,400	232
Maximus	9,200	809
MoneyGram International (1)	23,000	232
MongoDB (1)	9,461	3,420
Okta (1)	21,463	5,252
Paysign (1)	33,500	107
Perficient (1)	6,900	555
Repay Holdings (1)	14,900	358
Sabre (1)	61,500	767
Shift4 Payments, Class A (1)	3,600	337
Snowflake, Class A (1)	10,500	2,539
Square, Class A (1)	68,367	16,668
Sykes Enterprises (1)	8,440	453
TTEC Holdings	2,590	267
Twilio, Class A (1)	28,600	11,273
Unisys (1)	16,100	407
Verra Mobility (1)	23,900	367
WEX (1)	7,600	1,474
WidePoint (1)	20,700	150
		63,325
Semiconductors & Semiconductor Equipment 2.9%		
ACM Research, Class A (1)	2,800	286
Alpha & Omega Semiconductor (1)	7,000	213
Ambarella (1)	6,100	650
Amkor Technology	20,420	483
Atomera (1)(2)	10,900	234
Brooks Automation	13,900	1,324
Cirrus Logic (1)	8,740	744
CMC Materials	5,042	760
Cohu (1)	10,300	379
Cree (1)	20,700	2,027
CyberOptics (1)	9,900	405
Diodes (1)	8,450	674
DSP Group (1)	21,390	317
Entegris	24,377	2,998
First Solar (1)	15,500	1,403
FormFactor (1)	12,000	438
Impinj (1)(2)	6,300	325
Kopin (1)(2)	21,000	172
Kulicke & Soffa Industries	10,700	655
Lattice Semiconductor (1)	24,300	1,365
MACOM Technology Solutions Holdings (1)	8,100	519
Marvell Technology	136,426	7,958
MaxLinear (1)	14,670	623

MKS Instruments	9,300	1,655
NVE	6,500	481
ON Semiconductor (1)	69,260	2,651
Onto Innovation (1)	8,800	643
Photronics (1)	20,860	276
Pixelworks (1)	37,500	128
Power Integrations	11,000	903
Rambus (1)	18,400	436
Semtech (1)	11,000	757
Silicon Laboratories (1)	8,100	1,241
SolarEdge Technologies (1)	8,900	2,460
SunPower (1)(2)	13,900	406
Synaptics (1)	5,975	930
Ultra Clean Holdings (1)	13,000	698
Universal Display	7,800	1,734
		40,351
Software 11.7%		
8x8 (1)(2)	19,600	544
ACI Worldwide (1)	20,300	754
Agilysys (1)	5,152	293
Alarm.com Holdings (1)	7,650	648
Altair Engineering, Class A (1)(2)	8,500	586
Alteryx, Class A (1)	10,691	920
Anaplan (1)	25,500	1,359
Appfolio, Class A (1)	3,494	493
Appian (1)(2)	8,000	1,102
Aspen Technology (1)	11,600	1,595
Asure Software (1)	32,700	290
Avalara (1)	15,223	2,463
Avaya Holdings (1)	14,500	390
Aware (1)	8,371	31
Benefitfocus (1)	13,400	189
Bill.com Holdings (1)	11,500	2,107
Black Knight (1)	28,052	2,187
Blackbaud (1)	10,000	766
Blackline (1)	9,604	1,069
Bottomline Technologies (1)	8,600	319
Box, Class A (1)	26,500	677
CDK Global	21,500	1,068
Cerence (1)(2)	7,288	778
Ceridian HCM Holding (1)	22,425	2,151
Cloudera (1)	42,100	668
Cloudflare, Class A (1)	32,800	3,472
CommVault Systems (1)	7,300	571
Cornerstone OnDemand (1)	12,100	624

Coupa Software (1)	13,400	3,512
Crowdstrike Holdings, Class A (1)	33,160	8,333
Datadog, Class A (1)	38,700	4,028
Datto Holding (1)	2,600	72
Digital Turbine (1)	14,200	1,080
DocuSign (1)	33,400	9,338
Dolby Laboratories, Class A	9,840	967
Domo, Class B (1)	6,500	525
Dropbox, Class A (1)	47,060	1,426
Duck Creek Technologies (1)(2)	8,128	354
Dynatrace (1)	31,773	1,856
Elastic (1)	11,300	1,647
Envestnet (1)	8,800	668
Everbridge (1)	6,587	896
Fair Isaac (1)	4,785	2,405
FireEye (1)	40,300	815
Five9 (1)	12,200	2,237
Guidewire Software (1)	12,400	1,398
HubSpot (1)	7,650	4,458
InterDigital	6,060	443
J2 Global (1)	5,900	812
Jamf Holding (1)	7,000	235
LivePerson (1)	12,300	778
Manhattan Associates (1)	11,540	1,671
Medallia (1)	15,900	537
MicroStrategy, Class A (1)(2)	1,456	968
Mimecast (1)	10,700	568
Mitek Systems (1)	17,800	343
Momentive Global (1)	21,900	461
New Relic (1)	8,800	589
Nuance Communications (1)	47,011	2,559
Nutanix, Class A (1)	34,100	1,303
PagerDuty (1)(2)	14,500	617
Palantir Technologies, Class A (1)	75,700	1,995
Palo Alto Networks (1)	16,750	6,215
Paylocity Holding (1)	7,100	1,355
Pegasystems	6,600	919
Ping Identity Holding (1)	7,400	169
Progress Software	7,900	365
Proofpoint (1)	9,700	1,685
PROS Holdings (1)	9,200	419
Q2 Holdings (1)	8,200	841
Qualtrics International, Class A (1)	10,900	417
Qualys (1)	6,100	614
Qumu (1)	21,050	61
Rapid7 (1)	9,400	890

RingCentral, Class A (1)	14,179	4,120
Riot Blockchain (1)	18,000	678
Sailpoint Technologies Holdings (1)	16,700	853
SharpSpring (1)	5,900	100
ShotSpotter (1)	2,900	141
Slack Technologies, Class A (1)	86,600	3,836
Smartsheet, Class A (1)	20,150	1,457
SolarWinds (1)	8,500	144
Splunk (1)	27,800	4,019
Sprout Social, Class A (1)	5,600	501
SPS Commerce (1)	6,400	639
SS&C Technologies Holdings	34,400	2,479
Tenable Holdings (1)	12,900	533
Teradata (1)	21,751	1,087
Trade Desk, Class A (1)	75,400	5,833
Varonis Systems (1)	17,700	1,020
Verint Systems (1)	13,500	608
Veritone (1)	9,600	189
Vertex, Class A (1)	4,900	108
VirnetX Holding (1)(2)	22,700	97
VMware, Class A (1)	13,147	2,103
Vonage Holdings (1)	46,300	667
Workday, Class A (1)	33,302	7,951
Workiva (1)	7,400	824
Xperi Holding	23,000	512
Yext (1)	19,100	273
Zendesk (1)	21,800	3,147
Zoom Video Communications, Class A (1)	37,800	14,630
Zscaler (1)	13,157	2,843
		163,350
Technology Hardware, Storage & Peripherals 0.6%		
3D Systems (1)	26,350	1,053
Dell Technologies, Class C (1)	40,197	4,007
Diebold Nixdorf (1)	16,300	209
Immersion (1)	39,000	342
Intevac (1)	22,200	150
NCR (1)	22,300	1,017
Pure Storage, Class A (1)	48,700	951
Quantum (1)	33,100	228
Turtle Beach (1)	9,400	300
Xerox Holdings	25,600	601
		8,858
Total Information Technology		308,461

MATERIALS 3.7%

Chemicals 1.6%

American Vanguard	12,766	223
Amyris (1)	32,000	524
Ashland Global Holdings	8,000	700
Avient	16,130	793
Axalta Coating Systems (1)	34,200	1,043
Balchem	6,100	801
Cabot	11,050	629
Chase	2,950	303
Chemours	30,400	1,058
Danimer Scientific (1)	11,400	286
Element Solutions	41,500	970
Ferro (1)	20,460	441
FutureFuel	8,300	80
GCP Applied Technologies (1)	13,565	315
HB Fuller	9,040	575
Huntsman	35,900	952
Ingevity (1)	7,700	626
Innospec	5,800	526
Koppers Holdings (1)	9,800	317
Livent (1)	30,700	594
Minerals Technologies	6,610	520
NewMarket	800	258
Olin	19,130	885
PQ Group Holdings	12,600	194
Quaker Chemical	2,500	593
RPM International	22,100	1,960
Scotts Miracle-Gro	6,900	1,324
Sensient Technologies	7,080	613
Stepan	4,000	481
Tredegar	25,300	348
Trinseo	6,900	413
Tronox Holdings, Class A	17,600	394
Valvoline	30,487	990
Westlake Chemical	6,442	580
WR Grace	9,100	629
		21,938

Construction Materials 0.2%

Eagle Materials	7,270	1,033
Summit Materials, Class A (1)	17,792	620
U.S. Concrete (1)	5,700	421
		2,074

Containers & Packaging 0.6%		
AptarGroup	10,460	1,473
Berry Global Group (1)	22,700	1,481
Crown Holdings	23,650	2,417
Graphic Packaging Holding	35,613	646
Greif, Class A	5,900	357
Myers Industries	13,315	280
O-I Glass (1)	33,300	544
Silgan Holdings	12,840	533
Sonoco Products	17,987	1,203
		8,934
Metals & Mining 1.1%		
Alcoa (1)	31,400	1,157
Allegheny Technologies (1)	23,000	480
Alpha Metallurgical Resources (1)	4,600	118
Ampco-Pittsburgh (1)	21,600	131
Arconic (1)	15,300	545
Carpenter Technology	8,700	350
Century Aluminum (1)	14,100	182
Cleveland-Cliffs (1)(2)	86,280	1,860
Coeur Mining (1)	47,500	422
Commercial Metals	19,600	602
Compass Minerals International	5,400	320
Gold Resource	85,200	220
Haynes International	11,800	417
Hecla Mining	109,100	812
Kaiser Aluminum	3,136	387
Materion	4,900	369
Olympic Steel	9,400	276
Reliance Steel & Aluminum	10,100	1,524
Royal Gold	8,350	953
Ryerson Holding (1)	5,900	86
Schnitzer Steel Industries, Class A	8,200	402
Steel Dynamics	29,228	1,742
SunCoke Energy	26,200	187
TimkenSteel (1)	21,000	297
United States Steel (2)	49,900	1,198
Worthington Industries	6,663	408
		15,445
Paper & Forest Products 0.2%		
Clearwater Paper (1)	9,388	272
Domtar (1)	10,616	583
Glatfelter	17,400	243
Louisiana-Pacific	19,600	1,182

Verso, Class A	25,300	448
		2,728
Total Materials		51,119
REAL ESTATE 6.8%		
Equity Real Estate Investment Trusts 6.2%		
Acadia Realty Trust, REIT	16,650	366
Agree Realty, REIT	7,700	543
Alexander's, REIT	900	241
American Campus Communities, REIT	25,826	1,207
American Finance Trust, REIT	45,100	382
American Homes 4 Rent, Class A, REIT	41,900	1,628
Americold Realty Trust, REIT	44,131	1,670
Apartment Income REIT, REIT	29,700	1,409
Apartment Investment & Management, Class A, REIT	18,600	125
Apple Hospitality REIT, REIT	40,000	610
Ashford Hospitality Trust, REIT (1)	16,200	74
Bluerock Residential Growth REIT, REIT	27,800	283
Brandywine Realty Trust, REIT	25,043	343
Brixmor Property Group, REIT	51,300	1,174
Broadstone Net Lease, REIT (2)	10,000	234
Camden Property Trust, REIT	17,300	2,295
CareTrust REIT, REIT	19,500	453
Cedar Realty Trust, REIT	7,994	135
Centerspace, REIT	3,200	252
CIM Commercial Trust, REIT	15,194	136
Columbia Property Trust, REIT	25,400	442
Community Healthcare Trust, REIT	6,500	309
CoreSite Realty, REIT	7,100	956
Corporate Office Properties Trust, REIT	22,100	619
Cousins Properties, REIT	26,331	968
CubeSmart, REIT	39,200	1,816
CyrusOne, REIT	22,800	1,631
DiamondRock Hospitality, REIT (1)	35,900	348
DigitalBridge Group, REIT (1)(2)	91,200	720
Diversified Healthcare Trust, REIT	86,700	362
Douglas Emmett, REIT	28,400	955
Easterly Government Properties, REIT	16,886	356
EastGroup Properties, REIT	5,850	962
EPR Properties, REIT (1)	15,400	811
Equity Commonwealth, REIT	17,676	463
Equity LifeStyle Properties, REIT	28,780	2,139
Essential Properties Realty Trust, REIT	21,000	568
First Industrial Realty Trust, REIT	21,065	1,100
Franklin Street Properties, REIT	31,500	166

Gaming & Leisure Properties, REIT	36,198	1,677
GEO Group, REIT (2)	57,295	408
Getty Realty, REIT	11,643	363
Gladstone Commercial, REIT	10,400	235
Gladstone Land, REIT (2)	22,000	529
Global Self Storage, REIT	33,399	174
Healthcare Realty Trust, REIT	25,180	760
Healthcare Trust of America, Class A, REIT	38,873	1,038
Hersha Hospitality Trust, REIT (1)	32,000	344
Highwoods Properties, REIT	18,513	836
Hudson Pacific Properties, REIT	24,900	693
Independence Realty Trust, REIT	13,800	252
Innovative Industrial Properties, REIT (2)	4,400	841
Invitation Homes, REIT	92,668	3,456
JBG SMITH Properties, REIT	24,800	781
Kilroy Realty, REIT	19,820	1,380
Lamar Advertising, Class A, REIT	14,992	1,565
Lexington Realty Trust, REIT	47,229	564
Life Storage, REIT	13,800	1,481
LTC Properties, REIT	5,750	221
Macerich, REIT	28,657	523
Mack-Cali Realty, REIT	27,000	463
Medical Properties Trust, REIT	89,900	1,807
Monmouth Real Estate Investment, REIT	20,200	378
National Health Investors, REIT	6,720	451
National Retail Properties, REIT	30,730	1,441
National Storage Affiliates Trust, REIT	10,900	551
Office Properties Income Trust, REIT	15,700	460
Omega Healthcare Investors, REIT	40,050	1,453
Outfront Media, REIT (1)	22,300	536
Park Hotels & Resorts, REIT (1)	42,600	878
Pebblebrook Hotel Trust, REIT	21,801	513
Physicians Realty Trust, REIT	37,300	689
Piedmont Office Realty Trust, Class A, REIT	25,800	477
Postal Realty Trust, Class A, REIT	6,200	113
PotlatchDeltic, REIT	10,059	535
Power, REIT (1)	2,776	112
PS Business Parks, REIT	4,100	607
QTS Realty Trust, Class A, REIT	9,700	750
Rayonier, REIT	22,251	799
Retail Properties of America, Class A, REIT	39,200	449
Retail Value, REIT	8,573	186
Rexford Industrial Realty, REIT	22,900	1,304
RLJ Lodging Trust, REIT	32,700	498
RPT Realty, REIT	34,100	443
Ryman Hospitality Properties, REIT (1)	10,026	792

Sabra Health Care REIT, REIT	32,900	599
Safehold, REIT (2)	2,900	228
Saul Centers, REIT	5,850	266
Seritage Growth Properties, Class A, REIT (1)	14,900	274
Service Properties Trust, REIT	36,000	454
SITE Centers, REIT	40,400	608
SL Green Realty, REIT (2)	11,000	880
Spirit Realty Capital, REIT	17,060	816
STAG Industrial, REIT	26,300	984
STORE Capital, REIT	39,900	1,377
Summit Hotel Properties, REIT (1)(2)	26,600	248
Sun Communities, REIT	19,650	3,368
Sunstone Hotel Investors, REIT (1)	42,994	534
Tanger Factory Outlet Centers, REIT	23,700	447
Terreno Realty, REIT	12,700	819
UMH Properties, REIT	23,800	519
Uniti Group, REIT	41,000	434
Universal Health Realty Income Trust, REIT	5,350	329
Urban Edge Properties, REIT	24,800	474
Urstadt Biddle Properties, Class A, REIT	28,500	552
VEREIT, REIT	37,628	1,728
VICI Properties, REIT	89,900	2,789
Washington Real Estate Investment Trust, REIT	16,500	380
Weingarten Realty Investors, REIT	19,800	635
WP Carey, REIT	26,070	1,945
Xenia Hotels & Resorts, REIT (1)	28,800	539
		86,283
Real Estate Management & Development 0.6%		
Altisource Portfolio Solutions (1)	10,500	93
Cushman & Wakefield (1)	18,600	325
eXp World Holdings (1)(2)	13,200	512
FRP Holdings (1)	3,700	206
Howard Hughes (1)	7,500	731
Jones Lang LaSalle (1)	9,010	1,761
Kennedy-Wilson Holdings	28,500	566
Newmark Group, Class A	28,304	340
Opendoor Technologies, Class A (1)(2)	62,700	1,112
Rafael Holdings, Class B (1)	5,721	292
RE/MAX Holdings, Class A	5,800	193
Realogy Holdings (1)	21,600	393
Redfin (1)(2)	19,000	1,205
Tejon Ranch (1)	17,200	262
		7,991
Total Real Estate		94,274

UTILITIES 1.8%		
Electric Utilities 0.6%		
ALLETE	6,482	454
Avangrid	5,900	303
Genie Energy, Class B	23,842	151
Hawaiian Electric Industries	18,000	761
IDACORP	9,710	947
MGE Energy	8,494	632
OGE Energy	27,300	919
Otter Tail	8,750	427
PG&E (1)	260,600	2,650
PNM Resources	12,619	615
Portland General Electric	10,300	475
Spark Energy, Class A (2)	29,800	338
		8,672
Gas Utilities 0.5%		
Chesapeake Utilities	4,700	566
National Fuel Gas	17,730	926
New Jersey Resources	16,150	639
Northwest Natural Holding	11,990	630
ONE Gas	8,800	652
RGC Resources	11,879	299
South Jersey Industries	12,440	323
Southwest Gas Holdings	10,200	675
Spire	6,810	492
UGI	32,390	1,500
		6,702
Independent Power & Renewable Electricity Producers 0.2%		
Clearway Energy, Class C	7,693	204
Ormat Technologies (2)	7,600	528
Sunnova Energy International (1)	10,400	392
Vistra	68,630	1,273
		2,397
Multi-Utilities 0.2%		
Avista	10,890	465
Black Hills	8,140	534
MDU Resources Group	29,591	927
NorthWestern	5,100	307
Unitil	8,704	461
		2,694
Water Utilities 0.3%		
American States Water	7,300	581
Cadiz (1)	24,200	329

California Water Service Group	9,650	536
Essential Utilities	31,232	1,427
Middlesex Water	6,400	523
SJW Group	7,722	489
		3,885
Total Utilities		24,350
Total Common Stocks (Cost $725,059)		**1,386,076**
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.4%		
T. Rowe Price Government Reserve Fund, 0.03% (4)(5)	5,238,207	5,238
		5,238
U.S. Treasury Obligations 0.1%		
U.S. Treasury Bills, 0.05%, 12/30/21 (6)	1,730,000	1,730
		1,730
Total Short-Term Investments (Cost $6,968)		**6,968**
SECURITIES LENDING COLLATERAL 3.3%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.3%		
Short-Term Funds 3.3%		
T. Rowe Price Short-Term Fund, 0.08% (4)(5)	4,628,417	46,284
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		**46,284**
Total Securities Lending Collateral (Cost $46,284)		**46,284**
Total Investments in Securities 103.3% of Net Assets (Cost $778,311)		**$ 1,439,328**

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2021.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

The accompanying notes are an integral part of these financial statements.

June 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund) is as an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become non-diversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution may also be declared and paid by the fund annually.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets				
Common Stocks	$ 1,386,073	$ —	$ 3	$ 1,386,076
Short-Term Investments	5,238	1,730	—	6,968
Securities Lending Collateral	46,284	—	—	46,284
Total	$ 1,437,595	$ 1,730	$ 3	$ 1,439,328
Liabilities				
Futures Contracts*	$ 57	$ —	$ —	$ 57

* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2021, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2021, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2021, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of June 30, 2021, securities valued at $476,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2021, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2021, the value of loaned securities was $45,094,000; the value of cash collateral and related investments was $46,284,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $310,415,000 and $255,920,000, respectively, for the six months ended June 30, 2021.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2021, the cost of investments for federal income tax purposes was $781,063,000. Net unrealized gain aggregated $658,208,000 at period-end, of which $676,629,000 related to appreciated investments and $18,421,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.35% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring expenses.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates have invested. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At June 30, 2021, no shares of the fund were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Effective January 1, 2020, Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $31,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the fund, its investment advisers, and the fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

NOTE 8 - SUBSEQUENT EVENT

At a meeting held May 12, 2021, the fund’s board approved an amendment to the fund’s investment management agreement, replacing the annual all-inclusive management fee of 0.35% with a management fee that covers only investment management services. Effective August 1, 2021, the fund began to bear the costs of its operating expenses and the annual investment management fee is equal to 0.09% of the fund’s daily net assets.

Effective August 1, 2021, the fund is subject to a contractual expense limitation of 0.25% of its average daily net assets through April 30, 2024. In addition, the fund is subject to a permanent expense limitation of 0.35% of average daily net assets that does not expire. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2020, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Advisor has generally implemented an all-inclusive management fee structure for index funds so the portfolio managers know with certainty the impact that expenses have on performance against the funds’ benchmark indexes. In addition, the fund’s shareholders have benefitted from potential economies of scale through previous reductions to the fund’s all-inclusive management fee rate as the fund has grown in size. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the first and fourth quintiles (Expense Group) and third quintile (Expense Universe).

The Board requested additional information from management with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles, and reviewed and considered the information provided relating to the fund, other funds in the peer groups, and other factors that the Board determined to be relevant.

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 17, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 17, 2021